Investments held to maturity (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments Held To Maturity Details Text [Abstract]
Investments held to maturity pledged as a guarantee for liabilities		R$ 2,005
Losses on investments held-to-maturity	R$ 0	R$ 54,520	R$ 0